Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2019, 2018, and 2017, are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	3,754	15.54	3,600	22.96	3,367	29.16
Granted	2,525	3.98	1,052	8.67	732	10.18
Exercised	—	—	(2)	9.44	(3)	9.44
Forfeited / expired	(308)	11.07	(896)	37.44	(496)	46.27
Outstanding – end of year	5,971	10.88	3,754	15.54	3,600	22.96
Exercisable – end of year	2,565	18.25	1,954	21.35	2,221	29.76

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2019, 2018 and 2017, are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,800	4.25	1,379	4.44	1,096	4.30
Granted	2,525	1.53	1,052	4.21	732	4.71
Vested	(807)	4.18	(609)	4.65	(399)	4.62
Forfeited	(111)	3.33	(22)	3.93	(50)	3.94
Outstanding non-vested stock options – end of year	3,407	2.28	1,800	4.25	1,379	4.44

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2019 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	2,496	9.2	3.98	—	0.0	—
$5.00 – $9.99	1,788	7.3	9.00	1,108	6.8	9.20
$10.00 – $19.99	693	7.2	10.18	462	7.2	10.18
$20.00 – $24.99	280	0.2	24.42	280	0.2	24.42
$25.00 – $29.99	348	2.2	27.69	349	2.2	27.69
$30.00 – $39.99	94	2.4	34.42	94	2.4	34.42
$40.00 – $49.99	257	5.2	43.99	257	5.2	43.99
$50.00 – $59.99	15	4.2	56.76	15	4.2	56.76
	5,971	7.3	10.88	2,565	5.2	18.25